THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
     11, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
              CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2006.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006
                Check here if Amendment |X|; Amendment Number: 1
                        This Amendment (Check only one):
                              |_| is a restatement
                              |X| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel J. McNally
Title: General Counsel
Phone: (414) 294-7000

Signature, Place and Date of Signing:


       /s/ Daniel J. McNally          St. Francis, Wisconsin   November 20, 2006
-----------------------------------   ----------------------   -----------------
            (Signature)                     (City, State)            (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       $139,302 (thousands)

List of Other Included Managers:              None

                           FORM 13F INFORMATION TABLE

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                                                                  FORM 13F INFORMATION TABLE
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     Column 1                          Column 2   Column 3 Column 4       Column 5       Column 6    Column 7          Column 8
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     Name of                           Title of     CUSIP    Value  Shrs or   SH/  Put/ Investment    Other       Voting Authority
      Issuer                             Class             (X$1000) Prn Amt   PRN  Call Discretion  Managers
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                                                                                                               Sole    Shared   None
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COMMERCIAL CAPITAL BANCORP, INC.       Common    20162L105  $ 6,978 443,073   SH          Sole               443,073
Exelon Corp                            Common    30161N101  $44,526 783,500   SH          Sole               783,500
Public Service Enterprise Group        Common    744573106  $48,319 730,774   SH          Sole               730,774
FISHER SCIENTIFIC INTL                 Common    338032204  $ 8,480 116,080   SH          Sole               116,080
Kinder Morgan Inc.                     Common    49455P101  $20,212 202,340   SH          Sole               202,340
NCO GROUP INC                          Common    628858102  $10,787 407,999   SH          Sole               407,999